Long-Term Debt And Lines Of Credit (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2007	Dec. 31, 2011 days	Dec. 31, 2010
Long-term debt		$ 166,784,000	$ 159,208,000
Revolving credit facility period, years		5
Revolving credit facility		350,000,000
Revolving credit facility, description		LIBOR plus 175 basis points
Revolving credit facility, interest rate description		floating interest rate
Basis points relating to floating interest rate		1.75%
Interest rate of credit agreement		2.11%
Line of credit expansion feature		150,000,000
Senior convertible notes issued	200,000,000
Notes issued price per note	1,000
Underwriting fees per note	$ 27.50
Net proceeds from sale of notes	194,000,000
Notes, maturity date		May 15, 2014
Principal amount of notes		1,000
Notes convertible at any time prior to the close of business prior to stated maturity date of the notes, days		3
Conversion value equals or less than		1,000
Conversion value exceeds		1,000
Aggregate principal amount of the notes		25.00%
Minimum dividend payment required for the adjustment of the conversion rate		$ 0.06
Purchased call options of capital stock		2,477,000
Warrants to purchase of capital stock		2,477,000
Warrants exercise price		$ 105.44
Net cost for purchased call option and sold warrants transactions		27,300,000
Effective rate on Notes after adoption of standard		6.875%
Standby letters of credit issued		29,500,000
Unused lines of credit		$ 320,500,000
Average interest rate for long-term debt		1.90%	1.90%
Convertible Notes [Member]
Initial conversion rate of shares		12.3874
Initial conversion price, per share		$ 80.73
Change In Conversion Rate [Member]
Initial conversion rate of shares		12.5589
Initial conversion price, per share		$ 79.62